Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Financial Instruments
Schedule of investments in financial instruments

	2021		2020
Equity instruments measured at FVOCIL:
Open-Ended Fund (1)	Ps.	945,176	Ps.	1,135,803
Publicly traded equity instruments (2)		3,517,711		5,397,504
Other equity instruments (3)		1,607,969		468,552
		6,070,856		7,001,859
Other		5,223		853
	Ps.	6,076,079	Ps.	7,002,712

(1)	The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets, all of which are measured at fair value, and subtracting all of the fund liabilities and dividing the result by the total number of issued shares. In July and November 2019, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$121.6 million (Ps.2,301,682) and recognized cash proceeds from this redemption for such aggregate amount. In September and December 2020, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$153.7 million (Ps.3,155,643) and recognized cash proceeds from this redemption for such aggregate amount. In March 2021, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$10.0 million (Ps.258,956) and recognized cash proceeds from this redemption for such aggregate amount. (see Note 2 (i)).
(2)	Their fair value of publicly traded equity instruments is determined by using quoted market prices at the measurement date. In the first half of 2021, the Company disposed of a portion of these publicly traded equity instruments and recognized cash proceeds from this disposition in the aggregate amount of Ps.1,755,415.
(3)	Other equity instruments include unquoted equity investments, which are initially recognized at cost with any subsequent changes in fair value recognized through other comprehensive income or loss. The Group disposed of these investments on January 31, 2022, in connection with the closing of the transaction with UH II (see Notes 3 and 30).

Reconciliation of investments in financial assets at FVOCIL

			Publicly Traded
	Open-Ended		Equity		Other Equity
	Fund (1)		Instruments		Instruments		Total
At January 1, 2021	Ps.	1,135,803	Ps.	5,397,504	Ps.	468,552	Ps.	7,001,859
Investments		—		—		1,118,178		1,118,178
Disposition of investments		(258,956)		(1,756,434)		—		(2,015,390)
Change in fair value in other comprehensive income (loss)		68,329		(123,359)		21,239		(33,791)
At December 31, 2021	Ps.	945,176	Ps.	3,517,711	Ps.	1,607,969	Ps.	6,070,856

					Publicly Traded
	Warrants		Open-Ended		Equity		Other Equity
	Issued by UHI (1)		Fund (1)		Instruments		Instruments		Total
At January 1, 2020	Ps.	33,775,451	Ps.	4,688,202	Ps.	5,751,001	Ps.	50,392	Ps.	44,265,046
Investments		—		—		—		602,446		602,446
Disposition of investments		—		(3,159,970)		—		—		(3,159,970)
Change in fair value in other comprehensive loss		(16,387,752)		(392,429)		(353,497)		(184,286)		(17,317,964)
Warrants exercised for common stock of UHI		(17,387,699)		—		—		—		(17,387,699)
At December 31, 2020	Ps.	—	Ps.	1,135,803	Ps.	5,397,504	Ps.	468,552	Ps.	7,001,859

(1)	The foreign exchange gain in 2021 derived from the investment in Open-Ended Fund was hedged by foreign exchange loss in the consolidated statement of income for the year ended December 31, 2021, in the amount of Ps.99,673. The foreign exchange gain in 2020 derived from the warrants issued by UHI and the investment in Open-Ended Fund was hedged by foreign exchange loss in the consolidated statement of income for the year ended December 31, 2020, in the amount of Ps.5,511,412 and Ps.471,097, respectively (see Notes 14 and 23).